Business Combination - Narrative (Details)				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 22, 2023 USD ($) $ / shares shares	Nov. 09, 2021	May 10, 2021 $ / shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Oct. 11, 2023 USD ($)	Aug. 24, 2023	Nov. 30, 2021 USD ($)
Reverse Recapitalization [Line Items]
Recapitalization exchange ratio										3.06
Warrants outstanding (in shares) | shares							7,598,424
Funds held in trust, amount	$ 21,400,000
Cash received from operating cash account	200,000
Transaction costs related to the Business Combination				$ 21,437,000		$ 21,437,000
Additional Paid-in Capital
Reverse Recapitalization [Line Items]
Transaction costs related to the Business Combination				$ 21,437,000		$ 21,437,000
Post-Closing Convertible Notes | Convertible Debt
Reverse Recapitalization [Line Items]
Aggregate principal amount	$ 528,600,000										$ 750,000,000
Post-Closing Convertible Notes | Subsequent event | Convertible Debt
Reverse Recapitalization [Line Items]
Aggregate principal amount									$ 528,600,000
Aurora Acquisition Corp
Reverse Recapitalization [Line Items]
Sponsor agreement, forfeiture by sponsor upon closing of private warrants		50.00%	50.00%
Sponsor locked up shares percentage		20.00%	20.00%
Proceeds from sale of Private Placement Units							$ 0	$ 35,000,000
Aurora Acquisition Corp | Class A Ordinary Share Exceeds $12.50 per share
Reverse Recapitalization [Line Items]
Vesting percentage			33.34%
Threshold number of specified trading days for release of sponsor shares			20 days
Threshold number of specified consecutive trading days for stock price trigger considered for release of sponsor shares			30 days
The minimum trading price for the reporting entity's stock which must be achieved as a condition to release shares | $ / shares			$ 12.50
Aurora Acquisition Corp | Class A Ordinary Share Exceeds $15.00 per share
Reverse Recapitalization [Line Items]
Vesting percentage			33.34%
Threshold number of specified trading days for release of sponsor shares			20 days
Threshold number of specified consecutive trading days for stock price trigger considered for release of sponsor shares			30 days
The minimum trading price for the reporting entity's stock which must be achieved as a condition to release shares | $ / shares			$ 15.00
Aurora Acquisition Corp | Class A Ordinary Share Exceeds $17.50 per share
Reverse Recapitalization [Line Items]
Vesting percentage			33.34%
Threshold number of specified trading days for release of sponsor shares			20 days
Threshold number of specified consecutive trading days for stock price trigger considered for release of sponsor shares			30 days
The minimum trading price for the reporting entity's stock which must be achieved as a condition to release shares | $ / shares			$ 17.50
Public Warrants | Aurora Acquisition Corp
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares) | shares	6,075,047				6,075,049		6,075,050
Warrant exercise period condition one					30 days		30 days
Public Warrants expiration term					5 years		5 years
Private Warrants | Aurora Acquisition Corp
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares) | shares	3,733,358
Warrants forfeited (in shares) | shares	1,715,014
Warrants forfeited, percent	50.00%
Aurora Acquisition Corp | Public Warrants and Private Placement Warrants | Class A ordinary share
Reverse Recapitalization [Line Items]
Number of shares per warrant | shares	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Warrant exercise period condition one	30 days
Public Warrants expiration term	5 years
Sponsor
Reverse Recapitalization [Line Items]
Proceeds from sale of Private Placement Units	$ 17,000,000
Issuance of common stock (in shares) | shares	1,700,000